Schedule of Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Interest expense	$ (43)	$ (3)	$ (77)	$ (10)	$ (12)	$ (2)
Contract asset interest expense	(90)	(89)	(268)	(268)	(358)	(358)
Interest income – related party		1		110	165
Interest income – other	13	2	111	8	10	16
Interest expense, net	(142)	(89)	(256)	(160)	$ (195)	$ (344)
Interest expense, related party	$ (22)		$ (22)